Basis of presentation and summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation and summary of significant accounting policies
Basis of presentation and summary of significant accounting policies
The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (U.S. GAAP). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Updates (ASU) of the Financial Accounting Standards Board (FASB).
Principles of consolidation

The consolidated financial statements include the accounts of Realm Therapeutics plc and its wholly‑owned subsidiaries: Realm Therapeutics, Inc., and non-operating entities PuriCore Europe Limited and PuriCore Scientific Limited. All inter‑company balances and transactions have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Foreign currency translation

The Company’s reporting currency is the U.S. dollar given the majority of its operations are located in the U.S. and transactions are denominated in U.S. dollars. The functional currency of Realm Therapeutics plc, the parent, is the pound sterling and its assets and liabilities are translated at the rate of exchange at year-end, while the statements of operations are translated at the average exchange rates in effect during the year. The net effect of these translation adjustments is shown as a component of accumulated other comprehensive income (loss).

Fair value of financial instruments

At December 31, 2018 and 2017, the Company’s financial instruments included marketable securities, royalty receivable, accounts payable and accrued expenses. The carrying amount of the royalty receivable, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The carrying value of marketable securities is the estimated fair value.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash equivalents. As of December 31, 2018, cash equivalents consisted of cash sweep funds and government-backed money market funds. As of December 31, 2017, cash equivalents consisted of certificates of deposit, U.S Treasuries and government‑backed money market funds.

Marketable securities

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and re-evaluates such determination at each balance sheet date. As of December 31, 2018 and 2017, all investments are classified as available for sale and carried at their estimated fair value. Unrealized gains and losses related to debt securities are recorded as a component of accumulated other comprehensive income (loss). The Company periodically reviews its investments for impairment and adjusts these investments to their fair value when a decline in market value is deemed to be other than temporary. If losses on these securities are considered to be other than temporary, the loss is recognized in earnings.

Property and equipment

Property and equipment are recorded at cost. Depreciation and amortization is determined using the straight-line method over the estimated useful lives ranging from 3 to 7 years. Leasehold improvements are amortized over the life of the lease or the estimated useful life of the assets, whichever is shorter. Expenditures for maintenance and repairs are expensed as incurred while renewals and betterments are capitalized. When property and equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in operations.

Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated. Impairment charges are recognized at the amount by which the carrying amount of an asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell. The Company has not recognized any impairment of long-lived assets for the years ended December 31, 2018 and 2017.

Revenue recognition

The Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) effective January 1, 2018 using the modified retrospective method with the impact of the adoption reflected in opening accumulated deficit. The impact of Topic 606 relates to the Company’s license and distribution agreement for Vashe, primarily regarding the recognition of the future minimum guaranteed royalty payments. Under Topic 606, minimum royalty payments are included in the transaction price as variable consideration, subject to a constraint. Therefore, the future minimum payments are recognized at a point in time rather than over the future periods. The revenue recognized is net of the effect of significant financing components calculated using customer-specific, risk-adjusted lending rates and will be recognized as interest income over time on an effective interest rate basis.

The Company recognized the cumulative impact of the adoption of Topic 606 with a decrease of $2.5 million in the opening balance of its accumulated deficit on January 1, 2018 and a corresponding increase in royalty receivable. The comparative information for the prior period has not been restated and continues to be reported under the revenue recognition rules then in effect (Topic 605). Royalties in excess of the estimated future minimum royalty amount will be recognized if and when they are earned. The Company concluded that the minimum guaranteed royalty amounts are fixed in substance and are recognized upon transferring the license to the distributor under Topic 606 rather than upon billing under Topic 605. As a consequence of the acceleration of revenue recognition, the Company will not recognize royalty income until the minimum guaranteed amount has been achieved in the relevant contract period. Any royalties in excess of the minimum guarantee will be recognized as revenue in the period they are earned.

Adoption of Topic 606 had no impact to cash provided by (used in) operating, investing, or financing activities within the Company’s consolidated statement of cash flows. In accordance with Topic 606, the disclosure of the impact of adoption to the Company’s consolidated statement of operations and consolidated balance sheet was as follows (in thousands):

	Year Ended December 31, 2018
	As Reported	Effect of Change	Amounts under ASC 605
Revenue	$253	$858	$1,111
Operating expenses
Research and development	8,570	—	8,570
General and administrative	4,907	—	4,907
Restructuring costs	805	—	805
	14,282	—	14,282
Loss from operations	(14,029)	858	(13,171)
Interest income	406	(132)	274
Loss from operations before income taxes	(13,623)	726	(12,897)
Income tax expense	(4)	—	(4)
Net loss	$(13,627)	$726	$(12,901)

	December 31, 2018
	As Reported	Effect of Change	Amounts under ASC 605
Assets
Royalty receivable	$1,053	$(718)	$335
Royalty receivable, net of current portion	$1,016	$(1,016)	$—
Shareholders' Equity
Accumulated deficit	$(200,940)	$(1,734)	$(202,674)

Research and development expenses

Research and development costs are expensed as incurred and consist primarily of compensation paid to research and development focused employees and funds paid to third parties for the provision of services for product candidate development, clinical and pre-clinical development and related supply and manufacturing costs, and regulatory compliance costs. At the end of the reporting period, the Company compares payments made to third party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates has been made as a result of the service provided, the Company may record net prepaid or accrued expense relating to these costs. Upfront milestone payments made to third parties who perform research and development services on the Company’s behalf are expensed as services are rendered. Upon the Company’s decision to discontinue the clinical development of PR013, PR022, and all of its other product candidates, all research and development activities for those candidates have been suspended. Any remaining estimated costs associated with the discontinuance of clinical development have been accrued as of December 31, 2018.

Restructuring costs

Following the announcement in September 2018 that the Company was discontinuing its clinical development programs and seeking strategic alternatives, it implemented a workforce reduction to reduce operating expenses while it evaluates strategic alternatives. The majority of severance and benefits payments associated with this reduction were settled during the year ended December 31, 2018 and are classified within restructuring costs within the Company's consolidated statements of operations and comprehensive loss.

The Company entered into agreements with certain employees necessary to complete its clinical operations and advance the strategic review process. Under these retention agreements, if the Company terminates these employees’ employment without cause and the employees sign a separation agreement, they are entitled to certain separation pay and benefits. The Company recognizes the restructuring expense for such agreements over the employees' retention service period.
The Company also incurred professional fees associated with the strategic review, including legal fees, accounting, tax and other advisory fees and banker’s fees, which are included in restructuring costs.
Share-based compensation

The Company measures equity classified share-based awards granted to employees and directors based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective award. The Company recognizes compensation expense for performance based awards when the performance condition is probable of achievement.
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model, which is described more fully in Note 8.
Stock-based awards granted to consultants and non-employees are measured based on the fair value of the award on the date on which the related services are completed. Compensation expense is recognized over the period during which services are rendered by such consultants and non-employees until completed. At the end of each financial reporting period prior to completion of the service, the fair value of these awards is remeasured using the then-current fair value of the Company’s common stock and updated assumption inputs in the Black-Scholes option-pricing model.
Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A reduction in the carrying value of the net deferred tax assets is required when it is not more likely than not that such deferred tax assets are realizable. The Company has not recognized any deferred tax assets or liabilities.

Net loss per ordinary share

Basic loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during each period. Diluted loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as warrants and options which would result in the issuance of incremental ordinary shares. In computing basic and diluted net loss per share, the weighted average number of shares is the same for both calculations due to the fact that a net loss existed for the years ended December 31, 2018 and 2017.
The following potentially dilutive securities outstanding as of December 31, 2018 and 2017 have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:

	Years Ended December 31,
	2018	2017
Share options	10,068,744	11,418,175
Warrants	26,558,600	26,917,173
	36,627,344	38,335,348

Recent accounting pronouncements

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting. ASU 2018-07 is intended to reduce the cost and complexity and to improve financial reporting for non-employee share-based payments. The ASU expands the scope of Topic 718, Compensation-Stock Compensation (which currently only includes share-based payments to employees), to include share-based payments issued to non-employees for goods or services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned. This update is effective for annual and interim periods beginning after December 15, 2018 with early adoption permitted. Upon transition, entities will remeasure unsettled liability-classified awards and any unmeasured equity-classified awards for non-employees at fair value as of the adoption date. A cumulative-effect adjustment to retained earnings will be required as of the beginning of the fiscal year of adoption. The Company is currently assessing the impact ASU 2018-07 will have on its consolidated financial statements and footnote disclosures thereto.

On December 22, 2017, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”), which provided guidance on accounting for the federal tax rate change and other tax effects of the Tax Act. SAB 118 provided a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under ASC 740, Income Taxes. In connection with our adoption of the Tax Act and in consideration of SAB 118, there were no changes made to the provisional amounts recognized in 2017 in connection with the enactment of the Tax Reform Act. The accounting for the income tax effects of the Tax Reform Act is complete as of December 31, 2018.

In March 2016, the FASB issued ASU 2016‑09, Compensation — Improvements to Employee Share‑Based Payment Accounting, which simplifies several aspects of the accounting for employee share‑based payment transactions including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The new standard is effective for annual reporting periods beginning after December 15, 2017. The Company adopted this guidance on January 1, 2018 and it did not have a material impact to the consolidated financial statements.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU No. 2016-15 addresses eight specific cash flow issues with the objective of reducing diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The new standard is effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the accounting, transition, and disclosure requirements of the standard and its impact on the Company’s consolidated statement of cash flows.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), with guidance regarding the accounting for and disclosure of leases. The update requires lessees to recognize all leases, including operating leases, with a term greater than twelve months on the balance sheet. This update also requires lessees and lessors to disclose key information about their leasing transactions. The guidance will be effective for annual and interim periods beginning after December 15, 2018. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements and related disclosures. While the Company continues to assess all the effects of adoption, the Company believes the most significant effect relates to the recognition of right-of-use assets and corresponding liabilities on its consolidated balance sheet, primarily related to its existing facility operating leases, and providing new disclosures with regards to the Company’s leasing activities.